Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2024
Lincoln Nasdaq-100 Buffer Fund Jun
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Lincoln Nasdaq-100 Buffer Fund Jun(Standard and Service Class)Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks, over a specified annual period (an “Outcome Period”), to provide returns that track the price return of the Invesco QQQ TrustSM, Series 1 up to a cap, while providing a buffer against losses.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.During the most recent fiscal year, the Fund’s portfolio turnover rate was 7% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	7.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights table, which reflects only the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver for the one-year contractual period and the total operating expenses without fee waiver for the remaining time periods shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks, over each Outcome Period, to provide returns that track the price return of the Invesco QQQ TrustSM, Series 1 (the “Underlying ETF”) up to a cap, while providing a buffer against losses. The Fund employs a defined outcome strategy, sub-advised by Milliman Financial Risk Management LLC, which seeks to produce investment outcomes based on the performance of the Underlying ETF’s market price over a one-year period (“Outcomes”), subject to the specified cap for gains and with the benefit of a buffer for losses. Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from many other investment vehicles.The Fund, under normal circumstances, invests at least 80% of its assets in options that reference the Underlying ETF or in an underlying fund which tracks the same index as that tracked by the Underlying ETF. At the outset of each Outcome Period, the Fund invests approximately half of its assets in FLexible EXchange® Options (“FLEX Options”) and approximately half of its assets in the LVIP SSGA Nasdaq-100 Index Fund (the “Underlying Fund”), which is advised by the Fund’s investment adviser, Lincoln Financial Investments Corporation.The Fund’s current Outcome Period is the one-year period from June 17, 2023 to June 21, 2024. The Fund’s next Outcome Period is the one-year period June 16, 2024 to June 14, 2025. The Outcomes sought by the Fund, which include the buffer and cap discussed below, are based upon the performance of the Underlying ETF’s market price during the Outcome Period. The Fund will not receive or benefit from any dividend payments made by the Underlying ETF.Buffer: The Fund seeks to provide a buffer against the first 12% of Underlying ETF price decreases over each Outcome Period, before the deduction of Fund expenses (the “Buffer”), which after Fund expenses is approximately 11.15% for the Standard Class and 10.80% for the Service Class. The Fund, and therefore investors, will bear all Underlying ETF losses exceeding 12%. There is no guarantee the Fund will successfully buffer against Underlying ETF price decreases. The Buffer is designed to have its full effect only for investors who continually hold Fund shares for an entire Outcome Period. The Buffer is discussed in further detail below.Cap: For each Outcome Period, Fund performance is subject to a specified upside return cap that represents the maximum percentage return the Fund can achieve during the Outcome Period before the deduction of Fund expenses (the “Cap”). The Cap is set on the first day of an Outcome Period based on the cost of providing the Buffer and may increase or decrease from one Outcome Period to the next.If the Underlying ETF experiences gains over an Outcome Period, the strategy seeks to provide investment returns that track the performance of the Underlying ETF, up to the Cap. If the Underlying ETF experiences returns over an Outcome Period in excess of the Cap, the Fund will not experience those excess gains. The Cap (before Fund expenses) is reduced by the Fund’s expenses. The Cap is expected to change from one Outcome Period to the next. The Cap is discussed in further detail below.The Fund’s website, lfg.com/definedoutcomefunds, provides important Fund information on a daily basis. The website includes, for example, information about the Cap and Buffer, current Outcome Period start and end dates, and information relating to the remaining potential Outcomes of an investment in the Fund. Investors considering purchasing shares should visit the website for the latest information.The two hypothetical graphical illustrations provided below are designed to illustrate the Outcomes based upon the hypothetical performance of the Underlying ETF for a shareholder that holds shares for the entirety of an Outcome Period. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period. The returns that the Fund seeks to provide do not include the costs associated with purchasing shares of the Fund and the expenses incurred by the Fund.Use of FLEX Options. At the outset of each Outcome Period, the Fund invests approximately 50% of its assets in FLEX Options, the value of which is derived from the performance of the underlying reference asset, the Underlying ETF. FLEX Options are exchange-traded options contracts with uniquely customizable terms. FLEX Options are set to expire on the last day of the Outcome Period, at which time the Fund will invest in a new set of FLEX Options for the next Outcome Period. An option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular reference asset at a specified future date at an agreed upon price.Investment Strategy of the Buffer. The Fund pursues its objective by purchasing and selling call and put FLEX Options to create layers within the Fund’s portfolio. One layer is designed to buffer the Fund from losses, while another layer is designed to produce returns that track those of the Underlying ETF for an Outcome Period, up to the Cap.The Buffer layer of FLEX Options is designed to buffer the Fund from losses of up to 12% if the Underlying ETF experiences a loss at the end of an Outcome Period. There is no guarantee that the Fund will be successful in its attempt to provide buffered returns.The Buffer is operative only against the first 12% of Underlying ETF losses at the end an Outcome Period. If the Underlying ETF has decreased in value by more than 12% at the end of an Outcome Period, the Fund, and therefore investors, will experience those losses.The Underlying ETF tracking layer of FLEX Options is designed to work alongside the Fund’s investment in the Underlying Fund to produce returns that track those of the Underlying ETF for an Outcome Period if the Underlying ETF has experienced gains during that Outcome Period. This gain is subject to the Cap, a maximum investment return level, which is discussed below.Outcome Periods. The Outcomes sought by the Fund are based upon the Fund’s NAV on the first day of an Outcome Period. An Outcome Period begins on the day the FLEX Options are entered into and ends on the day they expire. Each FLEX Option’s value is ultimately derived from the performance of the Underlying ETF during the Outcome Period. Because the terms of the FLEX Options do not change, the Cap and Buffer both relate to the Fund’s NAV on the first day of the Outcome Period. To achieve the Outcomes for an Outcome Period, an investor must be holding shares for the entire Outcome Period. A shareholder that purchases shares after the commencement of an Outcome Period will likely have purchased shares at a different NAV than the NAV upon which the Outcomes are based and may experience investment Outcomes very different from those sought by the Fund over the entire Outcome Period. A shareholder that redeems shares prior to the end of an Outcome Period may also experience investment Outcomes very different from those sought by the Fund. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes.The value of FLEX Options is derived from the performance of the underlying reference asset, the Underlying ETF. However, because a component of an option’s total value is the time value (i.e., the time remaining until its expiration), during the Outcome Period, the Fund’s return will not perfectly correlate on a day-to-day basis with the Underlying ETF return, though as a FLEX Option approaches its expiration date and time value of the option decays, the option’s total value typically moves toward the intrinsic value of the option which is directly related to Underlying ETF returns. While the Fund generally anticipates that its NAV will move in the same direction as the Underlying ETF (meaning that the Fund’s NAV will increase if the Underlying ETF experiences gains and that the Fund’s NAV will decrease if the Underlying ETF experiences losses), the Fund’s NAV may not increase or decrease at the same rate as the Underlying ETF. Similarly, the amount of time remaining until the end of the Outcome Period also affects the impact of the Buffer on the Fund’s NAV, which may not be in full effect prior to the end of the Outcome Period. The Fund’s strategy is designed to produce the Outcomes upon the expiration of the FLEX Options on the last day of the Outcome Period and it should not be expected that the Outcomes will be provided at any point prior to that time. Taken together, this means that at the midpoint of the Outcome Period, if the Underlying ETF has decreased in value by 12%, the Fund’s NAV can be expected to have decreased in value (because the Buffer is not yet in full effect), but by less than 12% (because the Fund’s NAV will not correlate one-to-one with the Underlying ETF and the Fund’s NAV tends not to participate fully in either Underlying ETF gains or losses).Cap on Potential Upside Returns. Unlike other investment products, the potential returns an investor can receive from an investment in the Fund are subject to an upside return Cap. This means that if the Underlying ETF experiences gains for the Outcome Period beyond the level of the Cap, the Fund will not experience those excess gains. Therefore, regardless of the performance of the Underlying ETF, the Cap (after Fund expenses) is the maximum return an investor can achieve from an investment in the Fund for an Outcome Period.The Cap will change for each Outcome Period based upon prevailing market conditions at the beginning of an Outcome Period. The Cap may increase or decrease from one Outcome Period to the next. The Cap, and the Fund’s position relative to it, should be considered before investing in the Fund. If the Fund has already increased in value to a level near to the Cap, an investor purchasing shares at that price has limited or no potential gains available for the remainder of the Outcome Period but remains vulnerable to significant downside risks.Buffer. The Buffer is operative only against the first 12% of Underlying ETF losses for an Outcome Period; however, there is no guarantee that the Fund will be successful in its attempt to provide buffered returns. If the Underlying ETF has decreased in value by more than 12% during an Outcome Period, the Fund will experience all further losses. The Buffer is calculated prior to taking into account Fund expenses, such as Fund management fees equal to 0.55% of the Fund’s daily net assets, transaction fees, and any other expenses incurred by the Fund. If an investor purchases shares during an Outcome Period, and the Fund has already decreased in value during that Outcome Period, that investor may not fully benefit from the Buffer for the remainder of the Outcome Period, but will have increased gains available prior to reaching the Cap. Conversely, during the Outcome Period, if the Fund has already increased in value, then a shareholder investing at that time may experience losses prior to gaining the protection offered by the Buffer. While the Fund seeks to limit losses by 12% for shareholders who hold shares for an entire Outcome Period, there is no guarantee it will successfully do so. Notwithstanding the Buffer, a shareholder that purchases shares at the beginning of an Outcome Period or during an Outcome Period may lose its entire investment. An investment in the Fund is only appropriate for shareholders willing to bear those losses.Fund Rebalance. The Fund is a continuous investment vehicle. It does not terminate and distribute its assets at the conclusion of each Outcome Period. On the termination date of an Outcome Period, the Fund will invest in a new set of FLEX Options, which will provide a new Cap, and another Outcome Period will commence.Approximately one week prior to the end of an Outcome Period, the Fund will file a prospectus supplement, which will alert existing shareholders that an Outcome Period is approaching its conclusion and disclose the anticipated ranges for the Cap for the next Outcome Period. Following the close of business on the last day of an Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Cap for the next Outcome Period.The Fund’s website, lfg.com/definedoutcomefunds, provides information relating to the Outcomes, including the Fund’s position relative to the Cap and Buffer, of an investment in the Fund on a daily basis.The Underlying FundAt the outset of each Outcome Period, the Underlying Fund seeks to achieve its objective by investing in the securities that comprise the Nasdaq-100® Index (the “Index”). The Underlying Fund, under normal market conditions, invests at least 80% of its assets in the securities of issuers included in the Index. The Underlying Fund attempts to replicate the Index by investing all, or substantially all, of its assets in the stocks that comprise the Index, holding each stock in approximately the same proportion as its weighting in the Index. The Underlying Fund may not invest in every security in the Index if it is not practical to do so (such as when transaction costs are too high, there is a liquidity issue, or there is a pending corporate action).The Index includes the common stocks of the 100 largest domestic and international non-financial companies on the broader Nasdaq Composite Index based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. As of March 15, 2024, the market capitalization range of the companies comprising the Index was $15.56 billion to $3.09 trillion. The Index typically is rebalanced quarterly and reconstituted annually. The Fund will reinvest Underlying Fund dividends and distributions in additional Underlying Fund shares.The Underlying Fund employs a passive investment approach called “indexing”, by which the Underlying Fund’s sub-adviser attempts to approximate, before fees and expenses, the performance of the Index over the long term. The Underlying Fund’s sub-adviser invests in the equity securities comprising the Index, in approximately the same proportions as they are represented in the Index. Equity securities may include common stocks, preferred stocks, depository receipts, or other securities convertible into common stock. The Underlying Fund’s sub-adviser may sell securities that are represented in the Index, or purchase securities that are not yet represented in the Index, prior to or after their removal or addition to the Index.The Underlying Fund may purchase or sell index futures contracts, or options on those futures, or engage in other transactions involving the use of derivatives, to provide equity exposure to the Underlying Fund’s cash position while maintaining cash balances for liquidity, or for other purposes that assist in replicating the Underlying Fund's investment performance of the Index. The Underlying Fund’s return may not match the return of the Index.The Underlying Fund intends to be diversified in approximately the same proportion as the Index. The Underlying Fund may become “non-diversified,” as defined by the Investment Company Act of 1940 solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index. As a “non-diversified” fund, the Underlying Fund can invest a greater percentage of its assets in a limited number of issuers or in any one issuer. Shareholder approval will not be sought if the Underlying Fund shifts from diversified to non-diversified solely due to a change in the relative market capitalization or index weightings of one or more constituents of the Index.The Underlying Fund will concentrate its investments in a particular industry or group of industries to the extent the Index is concentrated. The Index, at times, may be significantly concentrated in the information technology sector.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Underlying Fund will concentrate its investments in a particular industry or group of industries to the extent the Index is concentrated. The Index, at times, may be significantly concentrated in the information technology sector.
Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes compare with those of a broad measure of market performance.The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes compare with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly ReturnQ1 202313.89%Lowest Quarterly ReturnQ2 2022(12.00%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for periods ended 12/31/23
Lincoln Nasdaq-100 Buffer Fund Jun | Risk Nondiversified Status [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Non-Diversification Risk. When a mutual fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Therefore, a fund’s value may decrease because of a single investment or a small number of investments.
Lincoln Nasdaq-100 Buffer Fund Jun | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund.
Lincoln Nasdaq-100 Buffer Fund Jun | Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
Lincoln Nasdaq-100 Buffer Fund Jun | Buffered Loss Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Buffered Loss Risk. There can be no guarantee that the Fund’s FLEX Options Portfolio will be successful in its strategy to provide buffer protection against Underlying ETF losses if the value of the Underlying ETF decreases. The Fund does not provide principal protection and an investor may experience significant losses on its investment, including the loss of its entire investment.
Lincoln Nasdaq-100 Buffer Fund Jun | Capped Upside Return Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Capped Upside Return Risk. Each tranche of the Fund’s FLEX Options Portfolio seeks to provide returns only up to a Cap. In the event that the Underlying ETF has gains in excess of that Cap during the life of that tranche, the Fund will not participate in those gains beyond that Cap.
Lincoln Nasdaq-100 Buffer Fund Jun | Outcome Period Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Outcome Period Risk. The Fund’s investment strategy is designed to deliver returns that track the Underlying ETF only if shares are bought at the beginning of an Outcome Period and held until the end of the Outcome Period. If an investor purchases or sells shares during an Outcome Period, the returns realized by the investor may not be those that the Fund seeks to achieve. In addition, the Cap may change from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.
Lincoln Nasdaq-100 Buffer Fund Jun | FLEX Options Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•FLEX Options Risk. The Fund may experience substantial downside from specific FLEX Option positions, and certain FLEX Option positions may expire worthless. In addition, the FLEX Options are subject to the following risks:•Valuation Risk. The value of the FLEX Options will be affected by, among others, changes in the value of the Underlying ETF, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF and the remaining time until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the level of the Underlying ETF (although they generally move in the same direction).•Liquidity Risk. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options.•Counterparty Risk. Counterparty risk is the risk an issuer, guarantor or counterparty of a security or a derivative held by the Fund is unable or unwilling to meet its obligation. The Fund will utilize FLEX Options issued and guaranteed for settlement by the Options Clearing Corporation (the “OCC”). Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and may be less liquid than more traditional standardized exchange-traded options.•Correlation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods, consistent with the Fund’s valuation policy. Because a component of the FLEX Option’s value will be affected by, among other things, changes in the value of the Underlying ETF, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF and the remaining time until the FLEX Options expire, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as the Underlying ETF, and it is possible they may move in different directions, and as a result, the Fund’s NAV may not increase or decrease at the same rate as the Underlying ETF. Similarly, the components of the option’s value are anticipated to impact the effect of the Buffer on the NAVof each tranche of FLEX Options, which may not be in full effect prior to the expiration of the options.
Lincoln Nasdaq-100 Buffer Fund Jun | Stock Investing Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Stock Investing Risk. Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. Stock prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices.
Lincoln Nasdaq-100 Buffer Fund Jun | Issuer Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.
Lincoln Nasdaq-100 Buffer Fund Jun | Fund of Funds Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Fund of Funds Risk. The Fund bears all risks of an Underlying Fund’s investment strategies, including the risk that an Underlying Fund may not meet its investment objective which may negatively affect the Fund’s performance. In addition, the Fund indirectly will pay a proportional share of the fees and expenses of an Underlying Fund.
Lincoln Nasdaq-100 Buffer Fund Jun | Tracking Error Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Tracking Error Risk. The Underlying Fund’s performance may deviate substantially from the performance of the Index it tracks as a result of cash flows, Fund expenses, imperfect correlation between the Underlying Fund’s investments and the Index’s components, and other factors. While attempting to replicate the Index return, the Underlying Fund may invest in fewer than all of the securities in the Index and in some securities not included in the Index, potentially increasing the risk of divergence between the Underlying Fund’s return and that of the Index.
Lincoln Nasdaq-100 Buffer Fund Jun | Exchange-Traded Fund ETF Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Exchange-Traded Fund (ETF) Risk. ETFs generally reflect the risks of owning the underlying securities they hold, although lack of liquidity in ETF shares could result in the price of the ETF being more volatile.
Lincoln Nasdaq-100 Buffer Fund Jun | Authorized Participation Concentration Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Authorized Participation Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Underlying ETF. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable to proceed with creation and/or redemption orders with respect to the Underlying ETF and no other authorized participant is able to step forward to create or redeem creation units, shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting.
Lincoln Nasdaq-100 Buffer Fund Jun | Active Markets Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Active Markets Risk. Although the Underlying ETF’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for the shares will develop or be maintained. Shares trade on an exchange at market prices that may be below, at or above the Underlying ETF’s NAV. Securities, including the shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. shares of the Underlying ETF could decline in value or underperform other investments.
Lincoln Nasdaq-100 Buffer Fund Jun | Fluctuation of Net Asset Value Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Fluctuation of Net Asset Value Risk. The Underlying ETF’s shares trade on an exchange at their market price rather than their NAV. The market price may be at, above or below the Underlying ETF’s NAV. Differences in market price and NAV may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Underlying ETF trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for shares may decrease considerably and cause the market price of shares to deviate significantly from the Underlying ETF’s NAV.
Lincoln Nasdaq-100 Buffer Fund Jun | Market Maker Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Market Maker Risk. If the Underlying ETF has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Underlying ETF’s NAV and the price at which the shares are trading on an exchange, which could result in a decrease in value of the shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Underlying ETF’s portfolio securities and the Underlying ETF’s market price. This reduced effectiveness could result in shares trading at a discount to NAV and also in greater than normal intra-day bid-ask spreads for shares.
Lincoln Nasdaq-100 Buffer Fund Jun | Trading Issues Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Trading Issues Risk. Although the Underlying ETF’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in shares on an exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable. In addition, trading in shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the shares, and authorized participants are not obligated to submit purchase or redemption orders for creation units. There can be no assurance that the requirements of an exchange necessary to maintain the listing of the Underlying ETF will continue to be met or will remain unchanged. Initially, due to the small asset size of the Underlying ETF, it may have difficulty maintaining its listings on an exchange.
Lincoln Nasdaq-100 Buffer Fund Jun | Passive Management Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance.
Lincoln Nasdaq-100 Buffer Fund Jun | Concentration Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Concentration Risk. Investments that are concentrated in particular industries, sectors or types of investments may be subject to greater risks of adverse developments in such areas of focus than investments that are spread among a wider variety of industries, sectors or investments.
Lincoln Nasdaq-100 Buffer Fund Jun | Information Technology Sector Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Information Technology Sector Risk. Market or economic factors impacting information technology companies could have a major effect on the value of the Fund’s investments. The value of stocks of information technology companies is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition.
Lincoln Nasdaq-100 Buffer Fund Jun | Preferred Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. The value of preferred stock also can be affected by prevailing interest rates. Preferred securities may pay fixed or adjustable rates of return. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt.
Lincoln Nasdaq-100 Buffer Fund Jun | Convertible Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Convertible Securities Risk. Convertible securities share investment characteristics of both fixed income and equity securities. The value of these securities may vary more with fluctuations in the value of the underlying common stock than with fluctuations in interest rates. The value of convertible securities also may be less volatile than the underlying common stock. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.
Lincoln Nasdaq-100 Buffer Fund Jun | Futures Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.
Lincoln Nasdaq-100 Buffer Fund Jun | Liquidity Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Lincoln Nasdaq-100 Buffer Fund Jun | Standard Class
Risk Return Abstract	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.72%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses (including AFFE)	rr_ExpensesOverAssets	3.50%	[1]
Less Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.65%)	[2]
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	rr_NetExpensesOverAssets	0.85%
1 year	rr_ExpenseExampleYear01	$ 87
3 years	rr_ExpenseExampleYear03	827
5 years	rr_ExpenseExampleYear05	1,589
10 years	rr_ExpenseExampleYear10	$ 3,598
2022	rr_AnnualReturn2022	(14.32%)
2023	rr_AnnualReturn2023	31.67%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.89%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.00%)
1 year	rr_AverageAnnualReturnYear01	53.79%
Since Inception	rr_AverageAnnualReturnSinceInception	7.28%
Inception Date	rr_AverageAnnualReturnInceptionDate
Lincoln Nasdaq-100 Buffer Fund Jun | Service Class
Risk Return Abstract	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	2.72%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses (including AFFE)	rr_ExpensesOverAssets	3.85%	[1]
Less Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.65%)	[2]
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	rr_NetExpensesOverAssets	1.20%
1 year	rr_ExpenseExampleYear01	$ 122
3 years	rr_ExpenseExampleYear03	931
5 years	rr_ExpenseExampleYear05	1,758
10 years	rr_ExpenseExampleYear10	$ 3,911
1 year	rr_AverageAnnualReturnYear01	31.67%
Since Inception	rr_AverageAnnualReturnSinceInception	7.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 18, 2021
Lincoln Nasdaq-100 Buffer Fund Jun | Lincoln Nasdaq-100 Buffer Fund Jun – Standard Class
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	32.13%
Since Inception	rr_AverageAnnualReturnSinceInception	7.63%

[1]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights table, which reflects only the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	Lincoln Financial Investments Corporation (the “Adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.23% on the first $50 million of the Fund’s average daily net assets.The Adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) exceed 0.62% of the Fund’s average daily net assets for the Standard Class (and 0.97% for the Service Class). Any reimbursements made by the Adviser are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. Both agreements will continue through at least April 30, 2025 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.